SCHEDULE OF EMPLOYEE BENEFITS EXPENSES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Wages and salaries		$ 604,068	$ 491,015	$ 407,558
Defined contribution plans		80,212	66,792	55,126
Other short-term benefits		26,415	11,245	11,142
Total		710,695	569,052	473,826
Less: Accounted under “Research and development expenses” (Note 17)		(500,038)	(400,250)	(342,835)
Total	$ 157,160	$ 210,657	$ 168,802	$ 130,991